Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Base Percentage Used To Calculate Minimum Taxable Income	3.00%
Special Additional Tax Rate Description	For tax years 2013 through 2015, a special additional CREE tax will apply at a rate of 9% to certain tax payers including the Company. Starting in 2016, the rate for this tax will be 8%.
Effective Income Tax Rate Reconciliation, Percent, Total	28.30%	32.00%
COLOMBIA
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Percent, Total	25.00%